COMMITMENTS AND CONTINGENCIES (Details)							6 Months Ended	12 Months Ended
	Jun. 23, 2023 USD ($) $ / shares	Jun. 19, 2023 USD ($)	Jan. 24, 2022 shares	Jan. 19, 2022 shares	Nov. 30, 2021 shares	Jan. 19, 2021 shares	Jun. 30, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 USD ($) item $ / shares	Jun. 22, 2023 USD ($)	Dec. 31, 2021 USD ($) $ / shares
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item							3	3
Underwriting cash discount per unit | $ / shares							$ 0.20	$ 0.20
Aggregate underwriter cash discount							$ 4,830,000	$ 4,830,000
Deferred fee per unit | $ / shares							$ 0.40	$ 0.40
Aggregate deferred underwriting fee payable							$ 9,660,000	$ 9,660,000
Total compensation from deferred underwriting commission plus the capital markets advisory fee							$ 3,622,500		$ 3,622,500
Accrued offering costs										$ 364,557
Placement Agent Agreement
COMMITMENTS AND CONTINGENCIES
Placement fee as a percent of total transaction consideration		5.00%
Placement agent fees accrued		$ 0
Placement Agent Agreement | William Blair
COMMITMENTS AND CONTINGENCIES
Success Fee		$ 4,000,000
Business Combination Agreement
COMMITMENTS AND CONTINGENCIES
Common stock, par value | $ / shares	$ 0.0001
Business Combination Agreement | Pinstripes
COMMITMENTS AND CONTINGENCIES
Common stock, par value | $ / shares	$ 0.01
Pre-money equity value	$ 429,000,000
Price per shares of common stock | $ / shares	$ 10
Exchange ratio of shares	2.5
Class A common stock
COMMITMENTS AND CONTINGENCIES
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001		$ 0.0001
Class A common stock | Non-Redemption Agreements
COMMITMENTS AND CONTINGENCIES
Non-redemption of shares | shares							4,075,000
Class B common stock
COMMITMENTS AND CONTINGENCIES
Common stock, par value | $ / shares							$ 0.0001	$ 0.0001		$ 0.0001
Amount of financing | shares				345,000	1,725,000	345,000
Class B common stock | Non-Redemption Agreements
COMMITMENTS AND CONTINGENCIES
Price per shares of common stock | $ / shares							$ 0
Accrued offering costs							$ 892,911
Number of shares agreed to be transferred by sponsor | shares							1,018,750
Aggregate fair value of stock transferrable to unaffiliated third parties							$ 0
Series I Convertible Preferred Stock | Securities purchase agreement | Pinstripes
COMMITMENTS AND CONTINGENCIES
Amount of bridge financing to be provided									18,000,000.0
Amount of additional bridge financing to be provided.									$ 3,266,200
Maximum
COMMITMENTS AND CONTINGENCIES
Aggregate deferred underwriting fee payable	$ 9,660,000
Minimum
COMMITMENTS AND CONTINGENCIES
Aggregate deferred underwriting fee payable	$ 3,622,500
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Underwriters option period			45 days
Number of units sold | shares			3,150,000